Salary and Post-Employment Benefits Payable (Details) - USD ($)	1 Months Ended	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Salary and Post-Employment Benefits Payable [Line Items]
Accrued salaries	$ 1,115,232		$ 1,115,232
Shares of common stock (in Shares)		0.4272632
Extinguished liability	1,115,232		$ 1,115,232
Capital contribution	735,282
Stock Options [Member]
Salary and Post-Employment Benefits Payable [Line Items]
Stock options issued	$ 379,950
Common Stock [Member]
Salary and Post-Employment Benefits Payable [Line Items]
Shares of common stock (in Shares)	131